Restructuring Costs (Restructuring Reserves by Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Project Renewal [Member]
Restructuring Reserve [Roll Forward]
Beginning Balance	$ 0
Restructuring Costs	31.2
Restructuring Reserve Settled	(15.5)
Ending Balance	15.7
Project Renewal [Member] | Newell Consumer Segment [Member]
Restructuring Reserve [Roll Forward]
Beginning Balance	0
Restructuring Costs	9.7
Restructuring Reserve Settled	(1.0)
Ending Balance	8.7
Project Renewal [Member] | Newell Professional Segment [Member]
Restructuring Reserve [Roll Forward]
Beginning Balance	0
Restructuring Costs	3.7
Restructuring Reserve Settled	(1.3)
Ending Balance	2.4
Project Renewal [Member] | Baby & Parenting Segment [Member]
Restructuring Reserve [Roll Forward]
Beginning Balance	0
Restructuring Costs	2.4
Restructuring Reserve Settled	(0.6)
Ending Balance	1.8
Project Renewal [Member] | Corporate [Member]
Restructuring Reserve [Roll Forward]
Beginning Balance	0
Restructuring Costs	15.4
Restructuring Reserve Settled	(12.6)
Ending Balance	2.8
Project Acceleration [Member]
Restructuring Reserve [Roll Forward]
Beginning Balance	33.5	35.1
Restructuring Costs	0	77.4
Restructuring Reserve Settled	(24.3)	(79.0)
Ending Balance	9.2	33.5
Project Acceleration [Member] | Newell Consumer Segment [Member]
Restructuring Reserve [Roll Forward]
Beginning Balance	12.9	20.3
Restructuring Costs	0	27.7
Restructuring Reserve Settled	(10.2)	(35.1)
Ending Balance	2.7	12.9
Project Acceleration [Member] | Newell Professional Segment [Member]
Restructuring Reserve [Roll Forward]
Beginning Balance	5.3	4.3
Restructuring Costs	0	10.4
Restructuring Reserve Settled	(1.6)	(9.4)
Ending Balance	3.7	5.3
Project Acceleration [Member] | Baby & Parenting Segment [Member]
Restructuring Reserve [Roll Forward]
Beginning Balance	1.7	3.0
Restructuring Costs	0	9.2
Restructuring Reserve Settled	(1.7)	(10.5)
Ending Balance	0	1.7
Project Acceleration [Member] | Corporate [Member]
Restructuring Reserve [Roll Forward]
Beginning Balance	13.6	7.5
Restructuring Costs	0	30.1
Restructuring Reserve Settled	(10.8)	(24.0)
Ending Balance	$ 2.8	$ 13.6